Note 17 - Injection Wells Suspension (Details Textual) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 03, 2014
Number of Suspended Saltwater Injection Wells		2		2
Asset Impairment Charges, Total			$ 3,261
Wells and Related Equipment and Facilities [Member]
Asset Impairment Charges, Total	$ 3,300		$ 3,300